RELATED PARTY TRANSACTIONS - Transactions with Waldencast Ventures LP (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Related Party
Related Party Transaction [Line Items]
Amount reimbursed	$ 0.3